SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Allowance for expected credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Allowance for expected credit loss of other receivable
Balance at the beginning	$ 18,072
Credit loss	19,394	$ 18,072
Balance at the end	$ 37,466	$ 18,072